ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gaming tax and license fee accruals	$ 222,607	$ 188,521
Operating expense and other accruals and liabilities	118,288	102,419
Staff cost accruals	144,755	147,040
Property and equipment payables	60,562	45,205
Construction costs payables	25,461	144,300
Interest expenses payable	14,754	17,925
Total Accrued Expenses and Other Current Liabilities	1,658,550	1,563,585
Outstanding Gaming Chips And Tokens [Member]
Contract with Customer Liability	638,629	464,613
Advance Customer Deposits And Ticket Sales [Member]
Contract with Customer Liability	386,869	423,603
Loyalty Program Liabilities [Member]
Contract with Customer Liability	$ 46,625	$ 29,959